Cash and cash equivalents (Details) (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents	[1]	$ 311,775	$ 162,271
Sociedad Minera Cerro Verde S.A.A. [Member] | Citibank NY [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		42,900
Sociedad Minera Cerro Verde S.A.A. [Member] | Scotiabank Peru [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		125,000
Sociedad Minera Cerro Verde S.A.A. [Member] | BBVA Continental Peru [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		50,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Banco de Credito del Peru [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		5,900
Sociedad Minera Cerro Verde S.A.A. [Member] | Moodys [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		$ 273,700

[1]	As of December 31, 2018 and 2017, time deposits were kept in prime financial institutions, which generated interest at annual market rates and had original maturities of less than 90 days, according to the immediate cash needs of the Group.